Interest Expense (Income) - Schedule of Components of Net Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense [Line Items]
Interest expense	$ 151,986	$ 173,503	$ 178,812
Interest income	(5,091)	(11,128)	(12,718)
Interest expense, net	$ 146,895	$ 162,375	$ 166,094